Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other current liabilities
Schedule of Other current liabilities

	As at December 31,	As at December 31,
USD’000	2025	2024
Other tax payable	1,514	583
Stamp duty liability	5,761	—
Customer contract liability, current	1,773	392
Stock-based compensation liability, current	5,084	—
Other current liabilities	—	160
Total other current liabilities	14,132	1,135